                                                                  CLASS S FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 8, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998
                    AS SUPPLEMENTED THROUGH AUGUST 20, 1998

Effective October 8, 1998, Frank Russell Investment Company makes the following changes to its Class S Funds Prospectus.

In the section captioned "Money Manager Profiles Diversified Equity Fund," the subsection captioned "Schneider Capital Management" is revised to read in its entirety as follows:

  Schneider Capital Management, 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. The Trust and Wellington Management Company LLP have entered into a settlement which terminates certain litigation concerning use by the Trust of the services of Schneider Capital Management ("SCM"). Under the terms of the settlement FRIMCo expects to be selecting another Money Manager to supervise assets presently assigned to SCM and, after a suitable transition, SCM will no longer serve as a Money Manager for the Trust. It is expected that the new Money Manager will be selected shortly.

Equity Income Fund will be managed by the following Money Managers:

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

International Securities Fund will be managed by the following Money Managers:

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martin's Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Oeschle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oeschle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

  Rowe Price-Fleming International, Inc. 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc. is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein, Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew
  S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor, Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                               LIFEPOINTS FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 8, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998
                    AS SUPPLEMENTED THROUGH AUGUST 20, 1998

Effective October 8, 1998, Frank Russell Investment Company makes the following changes to its LifePoints Funds Prospectus.

In the section captioned "Money Manager Profiles Diversified Equity Fund," the subsection captioned "Schneider Capital Management" is revised to read in its entirety as follows:

  Schneider Capital Management, 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. The Trust and Wellington Management Company LLP have entered into a settlement which terminates certain litigation concerning use by the Trust of the services of Schneider Capital Management ("SCM"). Under the terms of the settlement FRIMCo expects to be selecting another Money Manager to supervise assets presently assigned to SCM and, after a suitable transition, SCM will no longer serve as a Money Manager for the Trust. It is expected that the new Money Manager will be selected shortly.

International Securities Fund will be managed by the following Money Managers:

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martins Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Oeschle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oeschle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

  Rowe Price-Fleming International, Inc. 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc. is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein, Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew
  S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor, Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                                  CLASS E FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 8, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998
                    AS SUPPLEMENTED THROUGH AUGUST 20, 1998

Effective October 8, 1998, Frank Russell Investment Company makes the following changes to its Class E Funds Prospectus.

In the section captioned "Money Manager Profiles Diversified Equity Fund," the subsection captioned "Schneider Capital Management" is revised to read in its entirety as follows:

  Schneider Capital Management, 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. The Trust and Wellington Management Company LLP have entered into a settlement which terminates certain litigation concerning use by the Trust of the services of Schneider Capital Management ("SCM"). Under the terms of the settlement FRIMCo expects to be selecting another Money Manager to supervise assets presently assigned to SCM and, after a suitable transition, SCM will no longer serve as a Money Manager for the Trust. It is expected that the new Money Manager will be selected shortly.

Equity Income Fund will be managed by the following Money Managers:

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

International Securities Fund will be managed by the following Money Managers:

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martin's Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Oeschle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oeschle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

  Rowe Price-Fleming International, Inc. 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc. is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein, Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew
  S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor, Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                           INSTITUTIONAL FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 8, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998
                    AS SUPPLEMENTED THROUGH AUGUST 20, 1998

Effective October 8, 1998, Frank Russell Investment Company makes the following changes to its Institutional Funds Prospectus.

In the section captioned "Money Manager Profiles Equity I Fund," the subsection captioned "Schneider Capital Management" is revised to read in its entirety as follows:

  Schneider Capital Management, 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. The Trust and Wellington Management Company LLP have entered into a settlement which terminates certain litigation concerning use by the Trust of the services of Schneider Capital Management ("SCM"). Under the terms of the settlement FRIMCo expects to be selecting another Money Manager to supervise assets presently assigned to SCM and, after a suitable transition, SCM will no longer serve as a Money Manager for the Trust. It is expected that the new Money Manager will be selected shortly.

Equity III Fund will be managed by the following Money Managers:

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

International Fund will be managed by the following Money Managers:

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martin's Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Oeschle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oeschle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

  Rowe Price-Fleming International, Inc. 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc. is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein, Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew
  S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor, Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                               SPECIALTY FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 8, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998
                    AS SUPPLEMENTED THROUGH AUGUST 20, 1998

Effective October 8, 1998, Frank Russell Investment Company makes the following changes to its Specialty Funds Prospectus.

Tax Free Money Market Fund will be managed by the following Money Managers:

  Weiss Peck & Greer L.L.C., One New York Plaza, New York, NY 10004, is a registered investment advisor which is a wholly owned subsidiary of Robeco Groep N.V.